Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000243161 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Moderate Quarterly Laddered ETF
Class Name	iShares Large Cap Moderate Quarterly Laddered ETF
Trading Symbol	IVVM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Moderate Quarterly Laddered ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Moderate Quarterly Laddered ETF	$25(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.47%	[1],[2]
Net Assets	$ 144,488,793
Holdings Count | Holding	12
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$144,488,793
Number of Portfolio Holdings	12
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.3%
Purchased Put Options	1.9%
Futures	0.0	%(a)
Written Call Options	(0.7)%
Written Put Options	(0.9)%
Money Market Funds	0.5%
Liabilities in excess of other assets	(0.1)
(a)	Rounds to less than 0.1%.

C000243162 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Deep Quarterly Laddered ETF
Class Name	iShares Large Cap Deep Quarterly Laddered ETF
Trading Symbol	IVVB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Deep Quarterly Laddered ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Deep Quarterly Laddered ETF	$25(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[3]
Expense Ratio, Percent	0.47%	[3],[4]
Net Assets	$ 128,593,804
Holdings Count | Holding	12
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$128,593,804
Number of Portfolio Holdings	12
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.4%
Purchased Put Options	0.9%
Futures	0.0	%(a)
Written Put Options	(0.3)%
Written Call Options	(0.5)%
Money Market Funds	0.5%
Liabilities in excess of other assets	(0.0	)(b)
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.